Putnan AMT-Free Municipal Fund
Fund summary
Goal
Putnam AMT-Free Municipal Fund seeks high current income exempt from federal income tax.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares or $50,000 in class M shares of Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 12 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - AMT-Free Municipal Fund	Class A		Class B		Class C		Class M	Class T	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price	4.00%		none		none		3.25%	2.50%	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AMT-Free Municipal Fund	Class A		Class B	Class C	Class M	Class T		Class Y
Management fees	0.44%		0.44%	0.44%	0.44%	0.44%		0.44%
Distribution and service (12b-1) fees	0.23%	[1]	0.85%	1.00%	0.50%	0.25%
Other expenses	0.12%		0.12%	0.12%	0.12%	0.12%	[2]	0.12%
Total annual fund operating expenses	0.79%		1.41%	1.56%	1.06%	0.81%		0.56%
[1]	Represents a blended rate.
[2]	Other expenses are based on expenses of class A shares for the fund's last fiscal year.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example - AMT-Free Municipal Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	477	642	821	1,339
Class B	644	746	971	1,522
Class C	259	493	850	1,856
Class M	430	651	891	1,577
Class T	331	502	688	1,227
Class Y	57	179	313	701

Expense Example, No Redemption - AMT-Free Municipal Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	144	446	771	1,522
Class C	159	493	850	1,856

Portfolio turnover
The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 31%.
Investments, risks, and performance Investments
We invest mainly in bonds that pay interest that is exempt from federal income tax, are investment-grade in quality, and have intermediate- to long-term maturities (i.e., three years or longer). The fund does not intend to invest in securities the interest on which is subject to the alternative minimum tax (AMT). Under normal circumstances, we invest at least 80% of the fund’s net assets in tax-exempt investments. This investment policy cannot be changed without the approval of the fund’s shareholders. We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.
Risks
It is important to understand that you can lose money by investing in the fund.

The value of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general financial market conditions, changing market perceptions (including perceptions about the risk of default and expectations about monetary policy or interest rates), changes in government intervention in the financial markets, and factors related to a specific issuer or industry. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings.

The risks associated with bond investments include interest rate risk, which means the value of the fund’s investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds, which can be more sensitive to changes in markets, credit conditions, and interest rates. The fund may invest significantly in particular segments of the tax-exempt debt market, making it more vulnerable to fluctuations in the values of the securities it holds than a fund that invests more broadly. Interest the fund receives might be taxable.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Year-to-date performance through 9/30/17 4.65% Best calendar quarter Q3 2009 7.57% Worst calendar quarter Q4 2010 –4.92%
Average annual total returns after sales charges (for periods ending 12/31/16)
Average Annual Total Returns - AMT-Free Municipal Fund		1 Year	5 Years	10 Years
Class A		(4.18%)	2.45%	3.52%
Class A | after taxes on distributions		(4.18%)	2.44%	3.51%
Class A | after taxes on distributions and sale of fund shares		(1.02%)	2.72%	3.59%
Class B		(5.57%)	2.31%	3.42%
Class C		(1.92%)	2.51%	3.15%
Class M		(3.62%)	2.36%	3.32%
Class T	[1]	(2.73%)	2.72%	3.64%
Class Y		0.05%	3.53%	4.10%
Bloomberg Barclays Municipal Bond Index (no deduction for fees, expenses or taxes)		0.25%	3.28%	4.25%
[1]	Class T shares were not outstanding during the periods shown. Performance shown for class T shares is derived from the historical performance of class A shares, adjusted up to reflect the lower initial sales charge currently applicable to class T shares and adjusted down by 0.05% per annum to reflect the higher 12b-1 fees applicable to class T shares. The 0.05% downward adjustment reflects the fact that the 12b-1 fees currently applicable to class T shares are 0.05% higher per annum than the 0.20% rate applicable to class A shares prior to April 1, 2005 and up to 0.05% higher per annum than the blended rate applicable to class A shares since April 1, 2005. However, because a 0.05% downward adjustment has been used for all periods, class T share performance since April 1, 2005 may be understated.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.